ALAC Separate Account 1
Financial Statements
As of and for the year ended December 31, 2022

ALAC Separate Account 1
Index to the Financial Statements
As of and for the year ended December 31, 2022

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Policyowners of
Athene Annuity and Life Company Separate Account ALAC (ALAC Separate Account 1) and the
Board of Directors of Athene Annuity and Life Company

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of net assets of each of the subaccounts listed in the table below which comprises ALAC Separate Account 1 (the “Account”) as of December 31, 2022, the related statements of operations and changes in net assets for the year ended December 31, 2022, the financial highlights for the year ended December 31, 2022, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the subaccounts constituting the Account as of December 31, 2022, and the results of their operations and the changes in their net assets for the year ended 2022, and the financial highlights for the year ended 2022, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Royce Capital Fund Micro-Cap Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Portfolio	First Eagle Investment Management Overseas Variable Fund
Fidelity Variable Insurance Products Asset Manager Portfolio	T. Rowe Price Equity Series, Inc. International Stock Portfolio	Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio
Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio
Fidelity Variable Insurance Products Equity-Income Portfolio	VanEck VIP Trust Global Resources Fund Portfolio	PIMCO Variable Insurance Trust High Yield Portfolio
Fidelity Variable Insurance Products Growth Portfolio	Pioneer Investments Pioneer Fund VCT Portfolio	PIMCO Variable Insurance Trust Real Return Portfolio
Fidelity Variable Insurance Products Index 500 Portfolio	Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on the subaccounts’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The subaccounts are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the subaccounts’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 2022, by correspondence with the custodians; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ DELOITTE & TOUCHE LLP

Des Moines, Iowa
April 28, 2023

We have served as the Account’s auditor since 2022.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Athene Annuity and Life Company and the Contract Owners of ALAC Separate Account 1

Opinions on the Financial Statements

We have audited the accompanying statement of changes in net assets of each of the subaccounts of ALAC Separate Account 1 indicated in the table below for the year ended December 31, 2021, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the changes in net assets of each of the subaccounts of ALAC Separate Account 1 for the year ended December 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

The Alger Funds Mid Cap Growth Portfolio	Fidelity Variable Insurance Products Investment Grade Bond Portfolio	Neuberger Berman Advisors Management Trust Mid Cap Growth Portfolio
The Alger Funds Small Cap Growth Portfolio	Fidelity Variable Insurance Products Government Money Market Portfolio	Neuberger Berman Advisors Management Trust Sustainable Equity Portfolio
Fidelity Variable Insurance Products Asset Manager Portfolio	T. Rowe Price Equity Series, Inc. International Stock Portfolio	PIMCO Variable Insurance Trust High Yield Portfolio
Fidelity Variable Insurance Products Contrafund Portfolio	T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	PIMCO Variable Insurance Trust Real Return Portfolio
Fidelity Variable Insurance Products Equity-Income Portfolio	VanEck VIP Trust Global Resources Fund Portfolio	Royce Capital Fund Micro-Cap Portfolio
Fidelity Variable Insurance Products Growth Portfolio	Pioneer Investments Pioneer Fund VCT Portfolio	First Eagle Investment Management Overseas Variable Fund
Fidelity Variable Insurance Products Index 500 Portfolio	Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio

Basis for Opinions

These financial statements are the responsibility of the Athene Annuity and Life Company management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of ALAC Separate Account 1 based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of ALAC Separate Account 1 in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2021 by correspondence with the mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Des Moines, Iowa
April 28, 2022

We served as the auditor of one or more of the subaccounts of ALAC Separate Account 1 from 2012 to 2022.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2022

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$1,399,068	$695,514	$376,926	$3,522,114	$2,080,308
Total Assets	$1,399,068	$695,514	$376,926	$3,522,114	$2,080,308

Net assets in the accumulation period	$1,399,068	$695,514	$376,926	$3,522,114	$2,080,308
Net assets	$1,399,068	$695,514	$376,926	$3,522,114	$2,080,308

Accumulation unit value	$57.196	$31.900	$34.213	$87.576	$54.666
Accumulation units outstanding	24,461	21,803	11,017	40,218	38,055

Shares of mutual funds owned	102,271	49,014	26,322	92,981	88,298

Investments, at cost	$2,118,775	$1,184,082	$399,778	$2,989,954	$1,972,343
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2022

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$2,426,500	$4,784,730	$488,289	$692,327	$1,117,509	$213,233
Total Assets	$2,426,500	$4,784,730	$488,289	$692,327	$1,117,509	$213,233

Net assets in the accumulation period	$2,426,500	$4,784,730	$488,289	$692,327	$1,117,509	$213,233
Net assets	$2,426,500	$4,784,730	$488,289	$692,327	$1,117,509	$213,233

Accumulation unit value	$69.603	$71.853	$22.160	$12.398	$22.794	$15.761
Accumulation units outstanding	34,862	66,591	22,035	55,841	49,027	13,529

Shares of mutual funds owned	33,932	12,767	45,212	692,327	85,699	46,456

Investments, at cost	$2,148,134	$2,187,086	$577,379	$692,327	$1,292,249	$229,147
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2022

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Assets
Investments in shares of mutual funds, at fair value	$154,617	$903,389	$1,545,049	$478,516	$863,666
Total Assets	$154,617	$903,389	$1,545,049	$478,516	$863,666

Net assets in the accumulation period	$154,617	$903,389	$1,545,049	$478,516	$863,666
Net assets	$154,617	$903,389	$1,545,049	$478,516	$863,666

Accumulation unit value	$33.172	$68.803	$35.938	$63.145	$75.773
Accumulation units outstanding	4,661	13,130	42,992	7,578	11,398

Shares of mutual funds owned	5,446	69,225	83,336	61,984	38,886

Investments, at cost	$127,478	$1,127,737	$2,012,330	$560,290	$933,195
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Assets and Liabilities
December 31, 2022

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Assets
Investments in shares of mutual funds, at fair value	$282,460	$292,782	$105,071	$161,827
Total Assets	$282,460	$292,782	$105,071	$161,827

Net assets in the accumulation period	$282,460	$292,782	$105,071	$161,827
Net assets	$282,460	$292,782	$105,071	$161,827

Accumulation unit value	$19.945	$39.310	$23.799	$22.551
Accumulation units outstanding	14,162	7,448	4,415	7,176

Shares of mutual funds owned	12,531	10,925	15,520	14,072

Investments, at cost	$305,580	$197,163	$116,538	$183,323
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2022

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$—	$8,317	$19,851	$40,103
Expenses
Mortality and expense and administration charges	23,211	11,567	5,624	56,143	31,836
Net investment income (loss)	(23,211)	(11,567)	2,693	(36,292)	8,267

Realized gain (loss) on investments
Net realized gain on sale of fund shares	(45,694)	(14,687)	(512)	77,693	33,647
Capital gains distributions	50,252	128,553	27,032	189,222	70,658
Net realized gain (loss) on investments	4,558	113,866	26,520	266,915	104,305

Net change in unrealized appreciation (depreciation)
on investments	(847,620)	(553,495)	(104,114)	(1,637,995)	(279,473)
Net decrease in net assets
resulting from operations	$(866,273)	$(451,196)	$(74,901)	$(1,407,372)	$(166,901)
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2022

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$17,684	$76,580	$11,700	$10,230	$9,038	$4,307
Expenses
Mortality and expense and administration charges	39,628	74,480	7,485	10,288	17,175	3,088
Net investment income (loss)	(21,944)	2,100	4,215	(58)	(8,137)	1,219

Realized gain (loss) on investments
Net realized gain on sale of fund shares	89,028	326,907	(6,684)	—	(17,064)	(543)
Capital gains distributions	213,519	42,310	29,075	—	27,306	340
Net realized gain (loss) on investments	302,547	369,217	22,391	—	10,242	(203)

Net change in unrealized appreciation (depreciation)
on investments	(1,189,786)	(1,602,115)	(112,657)	—	(254,118)	(14,590)
Net decrease in net assets
resulting from operations	$(909,183)	$(1,230,798)	$(86,051)	$(58)	$(252,013)	$(13,574)
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2022

	VanEck			Royce	First Eagle
	VIP			Capital	Investment
	Trust	Pioneer Investments		Fund	Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Income
Dividends	$2,633	$6,764	$—	$—	$18,753
Expenses
Mortality and expense and administration charges	2,220	14,820	24,277	7,172	12,578
Net investment income (loss)	413	(8,056)	(24,277)	(7,172)	6,175

Realized gain (loss) on investments
Net realized gain on sale of fund shares	1,680	(21,153)	(10,090)	8,827	(970)
Capital gains distributions	—	173,571	340,845	155,880	54,364
Net realized gain (loss) on investments	1,680	152,418	330,755	164,707	53,394

Net change in unrealized appreciation (depreciation)
on investments	8,409	(402,323)	(1,052,593)	(314,006)	(156,207)
Net increase (decrease) in net assets
resulting from operations	$10,502	$(257,961)	$(746,115)	$(156,471)	$(96,638)
(Continued)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Operations
Year Ended December 31, 2022

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Income
Dividends	$—	$1,487	$5,735	$12,316
Expenses
Mortality and expense and administration charges	4,433	4,649	1,584	2,452
Net investment income (loss)	(4,433)	(3,162)	4,151	9,864

Realized gain (loss) on investments
Net realized gain on sale of fund shares	5,537	11,237	(736)	(730)
Capital gains (loss) distributions	57,591	31,588	—	—
Net realized gain (loss) on investments	63,128	42,825	(736)	(730)

Net change in unrealized appreciation (depreciation)
on investments	(182,844)	(116,960)	(18,015)	(34,321)
Net decrease in net assets
resulting from operations	$(124,149)	$(77,297)	$(14,600)	$(25,187)
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	The Alger Funds		Fidelity Variable Insurance Products
	Mid Cap	Small Cap	Asset		Equity-
	Growth	Growth	Manager	Contrafund	Income
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	2,911,397	1,570,003	555,762	4,977,477	2,262,178
Changes from 2021 operations
Net investment income (loss)	(38,167)	(19,336)	792	(67,189)	12,489
Net realized gain on investments	1,125,654	528,554	22,583	1,054,290	317,788
Net change in unrealized appreciation
(depreciation) on investments	(988,236)	(602,049)	16,424	182,543	183,842
Net increase (decrease) in net assets
resulting from operations	99,251	(92,831)	39,799	1,169,644	514,119
Contract transactions
Deposits	4,216	1,116	—	5,038	5,217
Surrenders and death benefits	(580,471)	(272,852)	(83,610)	(692,712)	(133,891)
Contract maintenance charges	(345)	(165)	(96)	(633)	(373)
Other transfers between sub-accounts,
including fixed interest account	(61,622)	(39,827)	(46,930)	(261,094)	(50,206)
Net decrease in net assets
resulting from contract transactions	(638,222)	(311,728)	(130,636)	(949,401)	(179,253)
Total increase (decrease) in net assets	(538,971)	(404,559)	(90,837)	220,243	334,866
Net assets at December 31, 2021	$2,372,426	$1,165,444	$464,925	$5,197,720	$2,597,044
Changes from 2022 operations
Net investment income (loss)	(23,211)	(11,567)	2,693	(36,292)	8,267
Net realized gain (loss) on investments	4,558	113,866	26,520	266,915	104,305
Net change in unrealized appreciation (depreciation)
on investments	(847,620)	(553,495)	(104,114)	(1,637,995)	(279,473)
Net increase (decrease) in net assets
resulting from operations	(866,273)	(451,196)	(74,901)	(1,407,372)	(166,901)
Contract transactions
Deposits	1,268	984	—	1,772	2,120
Surrenders and death benefits	(66,268)	(39,605)	(8,491)	(159,130)	(272,743)
Contract maintenance charges	(282)	(128)	(91)	(550)	(337)
Other transfers between sub-accounts,
including fixed interest account	(41,803)	20,015	(4,516)	(110,326)	(78,875)
Net decrease in net assets
resulting from contract transactions	(107,085)	(18,734)	(13,098)	(268,234)	(349,835)
Total increase (decrease) in net assets	(973,358)	(469,930)	(87,999)	(1,675,606)	(516,736)
Net assets at December 31, 2022	$1,399,068	$695,514	$376,926	$3,522,114	$2,080,308
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

					T. Rowe Price
	Fidelity Variable Insurance Products				Equity Series, Inc.
				Government
		Index	Investment	Money	International	Limited-Term
	Growth	500	Grade Bond	Market	Stock	Bond
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	$4,176,795	$6,035,501	$659,081	$917,227	$1,658,966	$274,639
Changes from 2021 operations
Net investment income (loss)	(53,727)	(10,426)	4,044	(12,155)	(13,837)	(136)
Net realized gain on investments	1,383,185	719,498	21,418	—	132,964	1,610
Net change in unrealized appreciation
(depreciation) on investments	(576,535)	778,623	(38,623)	—	(113,641)	(4,792)
Net increase (decrease) in net assets
resulting from operations	752,923	1,487,695	(13,161)	(12,155)	5,486	(3,318)
Contract transactions
Deposits	5,526	6,802	998	3,818	3,000	—
Surrenders and death benefits	(822,231)	(706,233)	(48,636)	(1,389,539)	(193,119)	(26,458)
Contract maintenance charges	(657)	(720)	(106)	(110)	(114)	(29)
Other transfers between sub-accounts,
including fixed interest account	(416,993)	(317,123)	19,747	1,258,227	1,672	(10,145)
Net decrease in net assets
resulting from contract transactions	(1,234,355)	(1,017,274)	(27,997)	(127,604)	(188,561)	(36,632)
Total increase (decrease) in net assets	(481,432)	470,421	(41,158)	(139,759)	(183,075)	(39,950)
Net assets at December 31, 2021	$3,695,363	$6,505,922	$617,923	$777,468	$1,475,891	$234,689
Changes from 2022 operations
Net investment income (loss)	(21,944)	2,100	4,215	(58)	(8,137)	1,219
Net realized gain (loss) on investments	302,547	369,217	22,391	—	10,242	(203)
Net change in unrealized appreciation (depreciation)
on investments	(1,189,786)	(1,602,115)	(112,657)	—	(254,118)	(14,590)
Net increase (decrease) in net assets
resulting from operations	(909,183)	(1,230,798)	(86,051)	(58)	(252,013)	(13,574)
Contract transactions
Deposits	2,528	3,701	1,035	859	—	—
Surrenders and death benefits	(278,185)	(369,402)	(37,949)	(438,442)	(104,372)	(7,418)
Contract maintenance charges	(584)	(652)	(103)	(86)	(103)	(31)
Other transfers between sub-accounts,
including fixed interest account	(83,439)	(124,041)	(6,566)	352,586	(1,894)	(433)
Net decrease in net assets
resulting from contract transactions	(359,680)	(490,394)	(43,583)	(85,083)	(106,369)	(7,882)
Total increase (decrease) in net assets	(1,268,863)	(1,721,192)	(129,634)	(85,141)	(358,382)	(21,456)
Net assets at December 31, 2022	$2,426,500	$4,784,730	$488,289	$692,327	$1,117,509	$213,233
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	VanEck VIP			Royce Capital	First Eagle
	Trust	Pioneer Investments		Fund	Inv Management
	Global		Pioneer Select
	Resources	Pioneer	Mid Cap		Overseas
	Fund	Fund VCT	Growth VCT	Micro-Cap	Variable
	Portfolio	Portfolio	Portfolio	Portfolio	Fund

Net assets at December 31, 2020	$144,810	$1,172,744	$2,518,699	$657,421	$1,087,894
Changes from 2021 operations
Net investment income (loss)	(1,516)	(12,869)	(35,392)	(9,740)	(5,310)
Net realized gain (loss) on investments	2,744	100,915	470,277	89,845	14,702
Net change in unrealized appreciation
(depreciation) on investments	23,711	188,733	(266,558)	97,403	24,228
Net increase in net assets
resulting from operations	24,939	276,779	168,327	177,508	33,620
Contract transactions
Deposits	318	3,935	3,858	3,662	821
Surrenders and death benefits	(14,230)	(167,799)	(268,159)	(67,317)	(77,913)
Contract maintenance charges	(19)	(142)	(238)	(125)	(126)
Other transfers between sub-accounts,
including fixed interest account	(5,723)	(1,014)	(79,123)	(96,058)	(27,810)
Net decrease in net assets
resulting from contract transactions	(19,654)	(165,020)	(343,662)	(159,838)	(105,028)
Total increase (decrease) in net assets	5,285	111,759	(175,335)	17,670	(71,408)
Net assets at December 31, 2021	$150,095	$1,284,503	$2,343,364	$675,091	$1,016,486
Changes from 2022 operations
Net investment income (loss)	413	(8,056)	(24,277)	(7,172)	6,175
Net realized gain (loss) on investments	1,680	152,418	330,755	164,707	53,394
Net change in unrealized appreciation (depreciation)
on investments	8,409	(402,323)	(1,052,593)	(314,006)	(156,207)
Net increase (decrease) in net assets
resulting from operations	10,502	(257,961)	(746,115)	(156,471)	(96,638)
Contract transactions
Deposits	252	972	858	590	716
Surrenders and death benefits	(5,508)	(30,735)	(57,971)	(24,844)	(45,093)
Contract maintenance charges	(23)	(141)	(194)	(116)	(134)
Other transfers between sub-accounts,
including fixed interest account	(701)	(93,249)	5,107	(15,734)	(11,671)
Net decrease in net assets
resulting from contract transactions	(5,980)	(123,153)	(52,200)	(40,104)	(56,182)
Total increase (decrease) in net assets	4,522	(381,114)	(798,315)	(196,575)	(152,820)
Net assets at December 31, 2022	$154,617	$903,389	$1,545,049	$478,516	$863,666
(Continued)
The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Statements of Changes in Net Assets
Years Ended December 31, 2022 and 2021

	Neuberger Berman		PIMCO Variable
	Advisors Management Trust		Insurance Trust
	Mid Cap	Sustainable	High	Real
	Growth	Equity	Yield	Return
	Portfolio	Portfolio	Portfolio	Portfolio

Net assets at December 31, 2020	$606,009	$357,282	$124,917	$247,797
Changes from 2021 operations
Net investment income (loss)	(7,565)	(3,933)	3,859	8,114
Net realized gain on investments	161,337	29,515	291	4,709
Net change in unrealized appreciation
(depreciation) on investments	(89,231)	50,198	(1,392)	(3,427)
Net increase (decrease) in net assets
resulting from operations	64,541	75,780	2,758	9,396
Contract transactions
Deposits	—	—	—	432
Surrenders and death benefits	(242,122)	(36,118)	(3,696)	(66,718)
Contract maintenance charges	(96)	(17)	(14)	(27)
Other transfers between sub-accounts,
including fixed interest account	(787)	(99)	2,954	1,400
Net decrease in net assets
resulting from contract transactions	(243,005)	(36,234)	(756)	(64,913)
Total increase (decrease) in net assets	(178,464)	39,546	2,002	(55,517)
Net assets at December 31, 2021	$427,545	$396,828	$126,919	$192,280
Changes from 2022 operations
Net investment income (loss)	(4,433)	(3,162)	4,151	9,864
Net realized gain on investments	63,128	42,825	(736)	(730)
Net change in unrealized appreciation (depreciation)
on investments	(182,844)	(116,960)	(18,015)	(34,321)
Net increase (decrease) in net assets
resulting from operations	(124,149)	(77,297)	(14,600)	(25,187)
Contract transactions
Deposits	—	2	—	300
Surrenders and death benefits	(22,140)	(26,445)	(7,233)	(5,343)
Contract maintenance charges	(92)	(18)	(15)	(28)
Other transfers between sub-accounts,
including fixed interest account	1,296	(288)	—	(195)
Net decrease in net assets
resulting from contract transactions	(20,936)	(26,749)	(7,248)	(5,266)
Total increase (decrease) in net assets	(145,085)	(104,046)	(21,848)	(30,453)
Net assets at December 31, 2022	$282,460	$292,782	$105,071	$161,827
(Concluded)

The accompanying notes are an integral part of these financial statements.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022

1.    Organization
ALAC Separate Account 1 (the Separate Account), is a segregated investment account of Athene Annuity and Life Company (the Company). The Separate Account is registered under the Investment Company Act of 1940, as amended, as a unit investment trust that follows investment company accounting guidance in accordance with accounting with accounting principles generally accepted in the United States of America. The Separate Account is a funding vehicle for individual variable annuity contracts issued by the Company, which are issued out of the Company's general account.
Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and segregated from the Company’s other assets and liabilities. The portion of the Separate Account’s assets applicable to the variable annuity contracts cannot be used to fulfill any other obligations arising from any other business the Company may conduct.
The Separate Account includes two investment products:  “Visionary” and “Visionary Choice” products.  These products were last issued in 2001 and 2002, respectively. Neither of these products are actively being marketed by the Company. The significant features of these products are summarized below:
Visionary - This contract provides flexible premium payments, death benefits and tax deferred investment options to potentially maximize the value of the contract.
Visionary Choice - This contract provides flexible premium payments, death benefits, option of multiple annuitants, withdrawal charge options and tax deferred investment options to potentially maximize the value of the contract.
Investments
The deposits of the Separate Account are invested at the direction of the contractholders in the sub-accounts that comprise the Separate Account. The sub-accounts invest in the following underlying mutual fund portfolios (collectively, the Funds):

Subaccount	Mutual Fund
The Alger Funds	The Alger Funds
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Small Cap Growth Portfolio	Small Cap Growth Portfolio
Fidelity Variable Insurance Products	Fidelity Variable Insurance Products
Asset Manager Portfolio	Asset Manager Portfolio
Contrafund Portfolio	Contrafund Portfolio
Equity-Income Portfolio	Equity-Income Portfolio
Growth Portfolio	Growth Portfolio
Index 500 Portfolio	Index 500 Portfolio
Investment Grade Bond Portfolio	Investment Grade Bond Portfolio
Government Money Market Portfolio	Government Money Market Portfolio
T. Rowe Price Equity Series, Inc.	T. Rowe Price Equity Series, Inc.
International Stock Portfolio	International Stock Portfolio
Limited-Term Bond Portfolio	Limited-Term Bond Portfolio
(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022

Subaccount	Mutual Fund
VanEck VIP Trust	VanEck VIP Trust
Global Resources Fund Portfolio	Global Resources Fund Portfolio
Pioneer Investments	Pioneer Investments
Pioneer Fund VCT Portfolio	Pioneer Fund VCT Portfolio
Pioneer Select Mid Cap Growth VCT	Pioneer Select Mid Cap Growth VCT
Portfolio	Portfolio
Royce Capital Fund	Royce Capital Fund
Micro-Cap Portfolio	Micro-Cap Portfolio
First Eagle Investment Management	First Eagle Investment Management
Overseas Variable Fund	Overseas Variable Fund
Neuberger Berman Advisors Management	Neuberger Berman Advisors Management
Trust	Trust
Mid Cap Growth Portfolio	Mid Cap Growth Portfolio
Sustainable Equity Portfolio	Sustainable Equity Portfolio
PIMCO Variable Insurance Trust	PIMCO Variable Insurance Trust
High Yield Portfolio	High Yield Portfolio
Real Return Portfolio	Real Return Portfolio
(Concluded)
2.    Summary of Significant Accounting Policies
Basis of Accounting
Financial statements included herein have been prepared in accordance with accounting principles generally accepted in the United States of America for variable annuity separate accounts registered as unit investment trusts.
Use of Estimates
The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported in the financial statements and accompanying notes. Actual results may differ from the estimates used in preparing the financial statements. The primary estimates included in the accompanying financial statements are the assumptions and judgments utilized in determining the fair value of investments.
Investment Valuation
Investments are stated at the closing net asset values (NAV) per share on the last trading day of the year. Investment transactions are accounted for on a trade-date basis, and the cost of investments sold is determined by the average cost method. In valuing securities, the Company uses a fair value hierarchy that prioritizes the inputs in the valuation techniques used to measure fair value into three broad levels.
Level 1    Values are unadjusted quoted prices for identical assets and liabilities in active markets accessible at the measurement date.
Level 2    Inputs include quoted prices for similar assets or liabilities in active markets, quoted prices from those willing to trade in markets that are not active, or other inputs that are observable or can be corroborated by market data for the term of the instrument. Such inputs include market interest rates and volatilities, spreads and yield curves.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022
Level 3 Certain inputs are unobservable (supported by little or no market activity) and significant to the fair value measurement. Unobservable inputs reflect the Company’s best estimate of what hypothetical market participants would use to determine a transaction price for the asset or liability at the reporting date.
All assets held by the Separate Account are classified in Level 2. There were no transfers between levels in 2022.
Dividends
Dividends paid to the Separate Account are automatically reinvested in shares of the same funds on the payable date.
Accumulation Unit Value
Accumulation unit value is calculated at close on trading days based on the contract owner's proportion of the fund NAV over the number of units outstanding for the respective fund.
Federal Income Taxes
The operations of the Separate Account are included in the federal income tax return of the Company, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from the Company. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Company will periodically review the status of this policy. In the event of changes in the tax law, a charge may be made in future years for any federal income taxes that would be attributable to the contracts.

3.    Fund Charges
Other Charges
Amounts are paid to the Company for mortality and expense guarantees at the rate of 1.25% of the current value of the Separate Account on an annual basis. The Separate Account also pays the Company for other expenses, such as contract maintenance fees ($7.50 per contract at the end of each quarter) and asset-based administration fees (0.15% on an annual basis). These charges are recognized as a reduction in accumulation unit values through a reduction in net investment income (loss).

Under these agreements, the Company is responsible for all sales, general, and administrative expenses applicable to the Separate Account.

There is a maturity benefit on the variable annuity contracts. If the account value is lower than the guaranteed minimum maturity benefit, the general account funds an increase to the separate account which is recorded as a negative charge in the general account.

Withdrawal Charge
A withdrawal charge is imposed in the event of full or partial withdrawal. The policyowner had two withdrawal charge options to choose from at the time the contract was purchased. The first option was the date of issue withdrawal charge option where the withdrawal charge is 7% in the first six complete contract years, decreasing to 6% in the seventh complete contract year, and then declining by 2% in each subsequent contract year, until it is zero in contract year ten. The second option was the date of premium payment withdrawal charge option where the withdrawal charge is calculated from the date of a premium payment. The date of premium payment withdrawal charge is 7% in the first premium payment year, decreasing by 1% in each subsequent premium payment year, until it is zero in premium payment year eight. During 2022, funds that included a date of issue withdrawal charge option are outside of the withdrawal charge period, while there are still

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022
some funds within the charge period that include the date of premium payment withdrawal charge option.

Transfer Charge
A transfer charge of $25 may be imposed for the thirteenth and each subsequent transfer from and among sub-accounts in any one contract year. These charges are included within contract maintenance charges in the Statements of Changes in Net Assets.

4.    Purchases and Sales of Securities
The cost of investments purchased and proceeds from investments sold were as follows for the year ended December 31, 2022:

	Cost of	Proceeds
	Purchases	from Sales

The Alger Funds Mid Cap Growth Portfolio	$58,973	$139,017
The Alger Funds Small Cap Growth Portfolio	147,627	49,376
Fidelity Variable Insurance Products Asset Manager Portfolio	35,346	18,720
Fidelity Variable Insurance Products Contrafund Portfolio	211,730	327,034
Fidelity Variable Insurance Products Equity-Income Portfolio	111,206	382,116
Fidelity Variable Insurance Products Growth Portfolio	231,141	399,246
Fidelity Variable Insurance Products Index 500 Portfolio	118,506	564,490
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio	46,971	57,264
Fidelity Variable Insurance Products
Government Money Market Portfolio	365,705	450,846
T. Rowe Price Equity Series, Inc. International Stock Portfolio	36,472	123,672
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio	4,183	10,506
VanEck VIP Trust Global Resources Fund	2,882	8,449
Pioneer Investments Pioneer Fund VCT Portfolio	181,063	138,701
Pioneer Investments Pioneer Select Mid Cap Growth VCT Portfolio	345,672	81,303
Royce Capital Fund Micro-Cap Portfolio	155,338	46,734
First Eagle Investment Management Overseas Variable Fund	72,537	68,180
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio	58,149	25,927
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio	33,064	31,386
PIMCO Variable Insurance Trust High Yield Portfolio	5,173	8,270
PIMCO Variable Insurance Trust Real Return Portfolio	12,327	7,728

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022
5.    Summary of Unit Transactions
Transactions in units for the years ended December 31, 2022 and 2021 were as follows:

	Year Ended December 31,
	2022	2021
	Units	Units
The Alger Funds Mid Cap Growth Portfolio
Contract purchases	3,215	4,695
Redemptions	(4,904)	(11,522)
The Alger Funds Small Cap Growth Portfolio
Contract purchases	6,164	4,938
Redemptions	(6,694)	(10,477)
Fidelity Variable Insurance Products Asset Manager Portfolio
Contract purchases	1,041	1,142
Redemptions	(1,424)	(4,514)
Fidelity Variable Insurance Products Contrafund Portfolio
Contract purchases	4,373	5,638
Redemptions	(7,285)	(14,578)
Fidelity Variable Insurance Products Equity-Income Portfolio
Contract purchases	5,867	9,890
Redemptions	(12,341)	(13,134)
Fidelity Variable Insurance Products Growth Portfolio
Contract purchases	1,934	2,162
Redemptions	(6,625)	(16,933)
Fidelity Variable Insurance Products Index 500 Portfolio
Contract purchases	4,810	5,917
Redemptions	(11,252)	(18,793)
Fidelity Variable Insurance Products Investment Grade Bond
Portfolio
Contract purchases	19,923	20,373
Redemptions	(21,824)	(21,461)
Fidelity Variable Insurance Products Government Money
Market Portfolio
Contract purchases	34,337	132,456
Redemptions	(41,228)	(142,718)
T. Rowe Price Equity Series, Inc. International Stock Portfolio
Contract purchases	7,367	9,865
Redemptions	(12,098)	(16,485)
T. Rowe Price Equity Series, Inc. Limited-Term Bond Portfolio
Contract purchases	1,516	4,599
Redemptions	(2,009)	(6,779)
VanEck VIP Global Resources Fund Portfolio
Contract purchases	256	3,384
Redemptions	(432)	(4,020)
Pioneer Investments Pioneer Fund VCT Portfolio
Contract purchases	1,777	2,017
Redemptions	(3,469)	(4,275)
		(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022

	Year Ended December 31,
	2022	2021
	Units	Units
Pioneer Investments Pioneer Select Mid Cap Growth VCT
Portfolio
Contract purchases	3,721	3,884
Redemptions	(5,062)	(10,335)
Royce Capital Fund Micro-Cap Portfolio
Contract purchases	256	2,096
Redemptions	(856)	(4,127)
First Eagle Investment Management Overseas Variable Fund
Contract purchases	666	697
Redemptions	(1,417)	(1,940)
Neuberger Berman Advisors Management Trust Mid-Cap
Growth Portfolio
Contract purchases	1,230	1,163
Redemptions	(2,134)	(9,893)
Neuberger Berman Advisors Management Trust Sustainable
Equity Portfolio
Contract purchases	—	1,162
Redemptions	(670)	(1,944)
PIMCO Variable Insurance Trust High Yield Portfolio
Contract purchases	—	3,457
Redemptions	(303)	(3,485)
PIMCO Variable Insurance Trust Real Return Portfolio
Contract purchases	185	1,606
Redemptions	(416)	(4,139)
		(Concluded)

Transfers to are included in contract purchases and transfers from are included in redemptions.

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022
6.    Financial Highlights
A summary of units outstanding, unit values and net assets at December 31, 2022, 2021, 2020, 2019 and 2018, and the ratios of investment income, expenses to average net assets, and total return for the years then ended were as follows:

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

The Alger Funds
Mid Cap Growth Portfolio
Accumulation units
2022	24,461	$57.196	$1,399,068	—	1.40%	(36.96)%
2021	26,150	90.724	2,372,426	—	1.40	2.76
2020	32,977	88.286	2,911,397	—	1.40	62.35
2019	39,672	54.380	2,157,378	—	1.40	28.46
2018	46,395	42.334	1,964,079	—	1.40	(8.73)
The Alger Funds
Small Cap Growth Portfolio
Accumulation units
2022	21,803	31.900	695,514	—	1.40	(38.87)
2021	22,333	52.185	1,165,444	—	1.40	(7.36)
2020	27,872	56.329	1,570,003	—	1.40	64.84
2019	34,705	34.173	1,185,973	—	1.40	27.55
2018	40,419	26.793	1,082,931	—	1.40	0.02
Fidelity Variable Insurance Products
Asset Manager Portfolio
Accumulation units
2022	11,017	34.213	376,926	2.06	1.40	(16.11)
2021	11,400	40.783	464,925	1.56	1.40	8.40
2020	14,772	37.623	555,762	1.49	1.40	13.28
2019	16,301	33.214	541,418	1.74	1.40	16.61
2018	17,497	28.482	498,341	1.53	1.40	(6.67)
Fidelity Variable Insurance Products
Contrafund Portfolio
Accumulation units
2022	40,218	87.576	3,522,114	0.49	1.40	(27.33)
2021	43,130	120.513	5,197,720	0.07	1.40	26.07
2020	52,070	95.592	4,977,477	0.25	1.40	28.76
2019	60,258	74.242	4,473,664	0.46	1.40	29.76
2018	67,982	57.215	3,889,623	0.65	1.40	(7.68)
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Fidelity Variable Insurance Products
Equity-Income Portfolio
Accumulation units
2022	38,055	$54.666	$2,080,308	1.75%	1.40%	(6.27)%
2021	44,529	58.323	2,597,044	1.89	1.40	23.17
2020	47,773	47.353	2,262,178	1.68	1.40	5.21
2019	60,160	45.006	2,707,540	1.99	1.40	25.68
2018	61,575	35.809	2,204,957	2.17	1.40	(9.57)
Fidelity Variable Insurance Products
Growth Portfolio
Accumulation units
2022	34,862	69.603	2,426,500	0.62	1.40	(25.50)
2021	39,553	93.428	3,695,363	0.00	1.40	21.51
2020	54,324	76.887	4,176,795	0.08	1.40	41.90
2019	60,926	54.185	3,301,252	0.26	1.40	32.46
2018	70,624	40.907	2,889,005	0.24	1.40	(1.56)
Fidelity Variable Insurance Products
Index 500 Portfolio
Accumulation units
2022	66,591	71.853	4,784,730	1.43	1.40	(19.34)
2021	73,033	89.082	6,505,922	1.23	1.40	26.80
2020	85,909	70.255	6,035,501	1.73	1.40	16.60
2019	92,769	60.252	5,589,520	1.88	1.40	29.53
2018	113,009	46.514	5,256,504	1.77	1.40	(5.82)
Fidelity Variable Insurance Products
Investment Grade Bond Portfolio
Accumulation units
2022	22,035	22.160	488,289	2.17	1.40	(14.16)
2021	23,936	25.816	617,923	2.02	1.40	(1.98)
2020	25,024	26.338	659,081	1.93	1.40	7.88
2019	40,130	24.415	979,758	2.61	1.40	8.15
2018	51,846	22.575	1,170,405	2.19	1.40	(1.91)
Fidelity Variable Insurance Products
Government Money Market Portfolio
Accumulation units
2022	55,841	12.398	692,327	1.38	1.40	0.04
2021	62,732	12.393	777,468	0.01	1.40	(1.37)
2020	72,994	12.566	917,227	0.32	1.40	(1.07)
2019	73,656	12.701	935,506	2.00	1.40	0.61
2018	78,376	12.625	989,463	1.63	1.40	0.24
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

T. Rowe Price Equity Series, Inc.
International Stock Portfolio
Accumulation units
2022	49,027	$22.794	$1,117,509	0.73%	1.40%	(16.98)%
2021	53,758	27.454	1,475,891	0.55	1.40	(0.08)
2020	60,378	27.476	1,658,966	0.47	1.40	12.86
2019	91,454	24.345	2,226,402	2.28	1.40	26.00
2018	105,687	19.320	2,041,899	1.30	1.40	(15.40)
T. Rowe Price Equity Series, Inc.
Limited-Term Bond Portfolio
Accumulation units
2022	13,529	15.761	213,233	1.94	1.40	(5.84)
2021	14,022	16.737	234,689	1.34	1.40	(1.25)
2020	16,202	16.951	274,639	1.96	1.40	3.25
2019	13,335	16.417	218,920	2.40	1.40	2.91
2018	14,640	15.953	233,552	1.99	1.40	(0.22)
VanEck VIP
Global Resources Fund Portfolio
Accumulation units
2022	4,661	33.172	154,617	1.65	1.40	6.90
2021	4,837	31.031	150,095	0.43	1.40	17.28
2020	5,473	26.459	144,810	0.77	1.40	17.46
2019	11,663	22.526	262,722	0.00	1.40	10.32
2018	12,832	20.418	262,003	0.00	1.40	(29.28)
Pioneer Investments
Pioneer Fund VCT Portfolio
Accumulation units
2022	13,130	68.803	903,389	0.64	1.40	(20.61)
2021	14,822	86.662	1,284,503	0.32	1.40	26.21
2020	17,080	68.662	1,172,744	0.77	1.40	22.56
2019	17,270	56.023	967,513	0.99	1.40	29.52
2018	21,955	43.255	949,672	1.11	1.40	(2.88)
Pioneer Investments
Pioneer Select Mid Cap Growth VCT Portfolio
Accumulation units
2022	42,992	35.938	1,545,049	—	1.40	(32.01)
2021	44,333	52.858	2,343,364	—	1.40	6.57
2020	50,784	49.596	2,518,699	—	1.40	37.24
2019	54,554	36.132	1,971,172	—	1.40	31.24
2018	65,707	27.531	1,808,994	—	1.40	(7.78)
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

Royce Capital Fund
Micro-Cap Portfolio
Accumulation units
2022	7,578	$63.145	$478,516	—%	1.40%	(23.51)%
2021	8,178	82.550	675,091	—	1.40	28.18
2020	10,209	64.396	657,421	—	1.40	22.08
2019	13,562	52.753	715,435	—	1.40	17.90
2018	14,838	44.743	663,897	—	1.40	(10.31)
First Eagle Investment Management
Overseas Variable Fund
Accumulation units
2022	11,398	75.773	863,666	2.07	1.40	(9.43)
2021	12,149	83.668	1,016,486	0.89	1.40	3.00
2020	13,392	81.235	1,087,894	2.67	1.40	5.37
2019	15,476	77.091	1,193,056	0.28	1.40	15.76
2018	22,917	66.599	1,526,260	2.09	1.40	(11.79)
Neuberger Berman Advisors Management Trust
Mid Cap Growth Portfolio
Accumulation units
2022	14,162	19.945	282,460	—	1.40	(29.72)
2021	15,066	28.378	427,545	—	1.40	11.43
2020	23,796	25.467	606,009	—	1.40	38.04
2019	34,189	18.449	630,754	—	1.40	30.91
2018	36,978	14.093	521,118	—	1.40	(7.71)
Neuberger Berman Advisors Management Trust
Sustainable Equity Portfolio
Accumulation units
2022	7,448	39.310	292,782	0.44	1.40	(19.58)
2021	8,118	48.882	396,828	0.38	1.40	21.77
2020	8,900	40.144	357,282	0.55	1.40	17.90
2019	12,342	34.046	420,199	0.40	1.40	24.14
2018	13,765	27.424	377,498	0.45	1.40	(7.04)
PIMCO Variable Insurance Trust
High Yield Portfolio
Accumulation units
2022	4,415	23.799	105,071	5.05	1.40	(11.52)
2021	4,718	26.901	126,919	4.45	1.40	2.20
2020	4,746	26.320	124,917	4.77	1.40	4.27
2019	2,297	25.241	57,978	4.97	1.40	13.14
2018	2,836	22.309	63,269	5.10	1.40	(3.99)
						(Continued)

ALAC Separate Account 1
Notes to Financial Statements
December 31, 2022

				Investment
		Unit	Net	Income	Expense	Total
	Units	Value	Assets	Ratio (1)	Ratio (2)	Return (3)

PIMCO Variable Insurance Trust
Real Return Portfolio
Accumulation units
2022	7,176	$22.551	$161,827	7.01%	1.40%	(13.12)%
2021	7,407	25.959	192,280	4.96	1.40	4.13
2020	9,940	24.929	247,797	1.43	1.40	10.16
2019	9,563	22.630	216,408	1.67	1.40	6.94
2018	9,908	21.163	209,683	2.49	1.40	(3.56)
						(Concluded)

(1)    These percentages represent the dividends, excluding distributions of capital gains, received by the sub account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by average net assets. These ratios exclude expenses assessed by the sub-account. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-account invests. The investment income ratio is calculated for the effective period for each fund as applicable.
(2)    These percentages represent the annualized contract expenses of the Separate Account, which consist of the mortality and expense guarantees and the asset-based administration fees. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to the contract owner accounts through redemption of units and expenses of the underlying funds are excluded.
(3)    These percentages represent the total return for the year, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses would result in a reduction in the total return presented. The total return is calculated for the effective period for each fund as applicable.

7.    Subsequent Events
The Company has evaluated subsequent events through April 28, 2023, the date that these financial statements were available to be issued. Based on this evaluation, no events have occurred subsequent to December 31, 2022 that require disclosure or adjustment to the financial statements at that date or for the period ended.